NOTE 24: MANAGEMENT OF CAPITAL (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 21 Management Of Capital
Equity	$ (3,514,913)	$ (2,996,220)	$ (4,806,862)	$ (1,879,185)
Notes payable	969,891	760,715
Convertible debentures payable	427,320	274,466	1,835,225	$ 468,329
Secured loan payable	761,711	717,460	$ 676,849
Gross	(1,355,991)	(1,243,579)
Less: cash	(179,153)	(157,668)
Net	$ (1,535,144)	$ (1,401,247)